Subsequent Events - Additional Information (Detail) T in Thousands, MT in Millions, $ in Millions								2 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) Quarry Concreteplants	Mar. 26, 2021 EUR (€)	Mar. 25, 2021 USD ($)	Mar. 22, 2021 USD ($)	Feb. 01, 2021 T MT	Jan. 13, 2021 USD ($)	Jan. 12, 2021 USD ($) shares	Feb. 28, 2021 shares	Dec. 31, 2020 USD ($) T	Dec. 31, 2020 EUR (€) T	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount									$ 2,230.0		$ 2,324.0
Amount of assessment for income taxes									$ 52.0		$ 162.0	$ 224.0
Upfront premium net	$ 10.8
Contract amount	$ 250.0
CO2 Emission Allowances In The European Union [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of allowances sold									12,300,000
Proceeds from allowances sold									$ 600.0	€ 509
Rhone Alpes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of aggregate quarries sold | Quarry	1
MEXICO
Disclosure of non-adjusting events after reporting period [line items]
Amended annual production capacity of cement | T									1,100	1,100
Europe [Member] | CEMEX Cement Plants [Member] | CO2 Emission Allowances In The European Union [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of estimated reudction in the co2 emissions allowances									35.00%	35.00%
Full Redemption [member] | January 2025 Dollar Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount redemption				$ 321.0
Full Redemption of remainder balance of notes date				April 21, 2021
Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Number Of Shares Cumulatively Repurchased In Shares | shares							3.875
Events after reporting period [member] | Equity Forward Contract [Member]
Disclosure of non-adjusting events after reporting period [line items]
Forward contract to be settled in shares | shares								4,700,000
Events after reporting period [member] | Environmental License Agreement [Member] | CI Calizas [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amended annual production capacity of cement | MT					1.5
Modification of environmental license results to possible extract of clay and limestone | T					990
Events after reporting period [member] | CEMEX, S.A.B. de C.V. July 2031 Senior Secured Notes [member] | Notes payable [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate							3.875%
Notional amount							$ 1,750.0
Long-term borrowings maturity date							Jul. 11, 2031
Frequency Of Periodic Interest Payment							semi-annually
Borrowings Principal Price Percentage							100.00%
Borrowings Repurchase Commencement Date							Jul. 11, 2026
Borrowings Issuer Name							CEMEX, S.A.B. de C.V.
Events after reporting period [member] | CEMEX, S.A.B. de C.V. April 2026 Notes [member] | Notes payable [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate						7.75%
Notional amount						$ 1,071.0
Frequency Of Periodic Interest Payment						semi-annually
Borrowings Repurchased and Cancelled Amount						$ 1,000.0
Events after reporting period [member] | CEMEX, S.A.B. de C.V. January 2025 Notes [member] | Notes payable [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate						5.70%
Frequency Of Periodic Interest Payment						semi-annually
Borrowings Repurchased and Cancelled Amount						$ 750.0
Events after reporting period [member] | Rhone Alpes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of assets sold | Concreteplants	24
Events after reporting period [member] | FRANCE
Disclosure of non-adjusting events after reporting period [line items]
Sale of assets, agreed price	$ 45.0
Events after reporting period [member] | SPAIN | Tax Years 2010 to 2014 [Member] | Tax Authority Spain [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of assessment for income taxes | €		€ 48
Events after reporting period [member] | MEXICO
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount of resources to be maintained			$ 500.0